Average Annual Total Returns{- Fidelity Freedom® 2060 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-17 - Fidelity Freedom® 2060 Fund	Fidelity Freedom 2060 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2060 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2060 Fund - Retail Class Return Before Taxes Since Inception		Fidelity Freedom 2060 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2060 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2060 Fund - Retail Class After Taxes on Distributions Since Inception		Fidelity Freedom 2060 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2060 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2060 Fund - Retail Class After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1032 Past 1 year	F1032 Past 5 years	F1032 Since Inception
Total	16.52%	13.94%	10.83%	[1]	13.34%	12.25%	9.42%	[1]	11.09%	10.76%	8.37%	[1]	28.71%	18.47%	15.27%	[1]	16.18%	13.97%	10.87%	[1]

[1]	(a)From August 5, 2014